Warrant Liability	6 Months Ended
Jun. 30, 2024
Warrant Liability
Warrant Liability

11Warrant Liability

The following warrants are in issue but not exercised:

	June 30,	December 31,
	2024	2023
	Number	Number
Public Warrants	15,264,935	15,264,935
Mudrick Warrants	4,000,000	4,000,000
Outstanding, end of period	19,264,935	19,264,935

Recorded as a liability, the following shows the change in fair value during the period ended June 30, 2024:

£ 000
December 31, 2023	907
Change in fair value	(305)
Exchange differences on translation	8
June 30, 2024	610

11Warrant Liability (continued)

Each public warrant entitles the registered holder to purchase one ordinary share at a price of $11.50 per share. The Company may redeem the public warrants at a price of $0.01 per public warrant if the closing price of the ordinary shares equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period. The public warrants expire on December 15, 2026 or earlier upon redemption or liquidation.